UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            February 16, 2010
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

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Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		12

Form 13F Information Table Value Total:		43,331
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	   754	   321037	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  8118	  8118410	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   453	   350952	Sh  	Sole	None	Sole
EARTHLINK INC	COM          	270321102	  4734	   569701	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 16516	  7940360	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  1428	   272551	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3685	  2632034	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	  1139	   359150	Sh  	Sole	None	Sole
INTERNET CAPI	COM          	46059C205	  1611	   242200	Sh  	Sole	None	Sole
OTIX GLOBAL I	COM          	68906N101	  2044	  2462491	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  2144	   286571	Sh  	Sole	None	Sole
VERTRO INC   	COM          	92535G105	   705	  1679266	Sh  	Sole	None	Sole